Notes Payable - Related Parties (Details Narrative) - USD ($)								3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 08, 2018	Jan. 29, 2018	Sep. 16, 2017	Aug. 04, 2017	May 04, 2017	Apr. 04, 2016	Dec. 02, 2015	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Feb. 21, 2018	Aug. 31, 2017	May 31, 2017	May 22, 2017
Fair value of common shares issued		$ 125,000								$ 3,065,837		$ 181,845
Number of warrant purchase shares			275,000					500,000		500,000				2,000,000			100,000
Warrant exercise price			$ 0.08					$ 0.14		$ 0.14				$ 0.25			$ 0.40
Note payable												125,000	$ 177,358
Fair value of warrants	$ 1,074,602									1,074,602			455,975
Additional borrowing													80,000
Debt extinguishment			$ 10,057					(1,074,602)	$ (424,331)	(423,028)	(977,201)	(977,203)	(455,975)
Interest expense for note								58,916	$ 205,038	321,637	$ 375,862	555,094	340,580
Interest payable								$ 38,041		$ 38,041		248,120	118,137
Rory Cutaia [Member]
Number of warrant purchase shares						2,452,325
Warrant exercise price						$ 0.07
Rory Cutaia [Member] | Extension Agreement [Member]
Interest rate					10.00%
Notes payable - related parties, outstanding principal					$ 1,198,883							343,326
Maturity date description				August 4, 2017 to December 4, 2018	April 1, 2017 to August 1, 2018
Warrant life of year					3 years
Number of warrant purchase shares					1,755,192										3,084,349	3,084,349
Warrant exercise price				$ 0.15	$ 0.355										$ 0.36	$ 0.15
Note payable				$ 343,326								1,198,883
Fair value of warrants				$ 172,456	$ 517,291
Accrued interest												45,783
Number of warrants issued				1,329,157
Warrant percentage				10.00%
Debt extinguishment				$ 172,456
Convertible Note Payable [Member]
Interest rate								8.00%		8.00%
Maturity date										Jan. 31, 2019
Notes payable - related parties, outstanding principal								$ 150,000		$ 150,000
Maturity date description										February 2018 through January 2019
Accrued interest								$ 161,475		$ 161,475
Debt extinguishment										$ 1,067,242
Convertible Note Payable [Member] | Rory Cutaia [Member]
Interest rate							12.00%
Maturity date							Apr. 01, 2017
Fair value of common shares issued							$ 374,665
Debt conversion price per share							$ 0.07
Notes payable - related parties, outstanding principal													1,198,883
Convertible Note [Member] | Rory Cutaia [Member]
Interest rate						12.00%	12.00%
Maturity date						Aug. 04, 2017	Apr. 30, 2017
Debt conversion price per share						$ 0.07	$ 0.07
Notes payable - related parties, outstanding principal							$ 189,000					189,000	189,000
Additional borrowing						$ 343,326
Debt instrument, conversion percentage						30.00%
Unsecured Note [Member] | Board of Directors [Member]
Interest rate							12.00%
Maturity date							Apr. 30, 2017
Notes payable - related parties, outstanding principal												111,901	111,901
Unpaid fees earned							$ 111,901
Accrued interest												27,997	14,569
Convertible Note One [Member] | Rory Cutaia [Member]
Notes payable - related parties, outstanding principal												343,326	343,326
Accrued interest												45,783	31,040
Unsecured Convertible Note Payable [Member] | Rory Cutaia [Member]
Interest rate						12.00%
Maturity date						Aug. 04, 2017
Debt conversion price per share						$ 0.07
Notes payable - related parties, outstanding principal						$ 121,875						121,875	121,875
Accrued interest												25,644	$ 11,019
Note Payable [Member]
Interest expense for note												232,192
Interest payable												$ 196,607